TAXES ON INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Domestic	$ 4,151	$ 1,007	$ 1,087
Foreign	3,443	2,141	2,218
Income (loss) before taxes on income	$ 7,594	$ 3,148	$ 3,305